Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable
Summary of taxes payable

	As of December 31,
	2019	2020
	RMB	RMB
Enterprise income taxes payable	45,771	38,281
VAT payable	2,025	11,134
Withholding individual income taxes for employees	17,537	9,970
Others	272	685
Total	65,605	60,070